Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	19.40%	13.90%	11.20%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	18.00%	11.70%	10.90%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	12.40%	5.80%	4.50%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	3.10%	0.90%	(1.50%)
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	21.40%	11.40%	8.80%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	23.10%	17.10%	13.50%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	300.30%	216.10%	209.20%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	21.70%	20.00%	13.10%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	27.90%	28.50%	28.50%